Assumptions Used to Determine Projected Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	0.75%	1.00%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.50%	1.75%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.00%	5.15%
Rate of increase in compensation levels (%)	2.50%	2.50%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.00%	5.75%
Rate of increase in compensation levels (%)	3.80%	4.00%